Deferred Charges, Net (Details) (USD $)	9 Months Ended
Mar. 31, 2014
Deferred Charges, Net.
Deferred offering costs	$ 1,304,343
Movement in deferred charges, net
Balance at the end of the period	2,555,674
Financing costs
Movement in deferred charges, net
Additions	1,516,847
Amortization	(800,807)
Balance at the end of the period	716,040
Drydocking costs
Movement in deferred charges, net
Additions	600,394
Amortization	(65,103)
Balance at the end of the period	$ 535,291